ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

On March 31, 2023, there was $975,227 in accounts payable to related parties in the form of payroll and accrued expenses and $51,150 in un-issued shares liability related party. On December 31, 2022 there was $709,727 in accounts payable to related parties and $38,400 in un-issued shares liability related party.

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at March 31, 2023 and at December 31, 2022:

	March 31, 2023	December 31, 2022
Accounts payable related party (1)	$975,227	$709,727
Professional fees	656,963	393,085
Interest	149,377	134,581
Payroll taxes	45,887	40,182
Pension/401K	246,182	180,557
Other	2,460	990
Un-issued share liability, related party (2)	51,150	38,400
Un-issued share liability, consultant	1,810	960
Convertible note payable	2,165,000	2,165,000
Total	$4,294,056	$3,663,482

(1)	$ 391,900 to the CEO, $374,400 to the CFO and $208,927 and the CCO for 11 months of salary. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO. All earlier accrued salaries due were forfeited on August 1, 2022.
(2)	There are currently 60,000 shares of Common Stock awarded but not issued to four Board Members in the first quarter of 2023. The total fair market value at the time of the award was $51,250

NOTE 6 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

On December 31, 2022, there was $709,727 in Accounts Payables to related parties in form of payroll and advanced expenses. On December 31, 2021 there was $531,000 in Accounts Payables to related parties.

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Accounts payable related party (1)	$709,727	$531,000
Professional fees	393,085	375,371
Interest	134,581	85,685
Payroll taxes	40,182	32,010
Pension/401K	180,557	131,250
Other accounts payable	990	—
Un-issued shares related party	38,400	—
Un-issued shares	960	—
Convertible note payable	2,165,000	2,122,181
Total	$3,663,482	$3,277,497

(1)	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.